UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):  [    ] is a restatement.
					  [    ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Preservation Capital Management
Address:		1044 Main Street, Suite 500
			Kansas City, MO 64105

Form 13F File Number: 28-7238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David L. Sederholm
Title:	President
Phone:	816-474-7737

Signature, Place, and Date of Signing:

David L. Sederholm		Kansas City, Missouri   January 26, 2000

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are reported in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	72

Form 13F Information Table Value Total:	$102724
								(thousands)


List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alaska Air                     COM              011659109      200     5700 SH       SOLE                     5700
American International Group,  COM              026874107     2174    20110 SH       SOLE                    20110
Amgen Inc.                     COM              031162100     1987    33082 SH       SOLE                    33082
Arvin Industries               COM              043339100      216     7600 SH       SOLE                     7600
Bank One Corporation           COM              06423A103      640    19987 SH       SOLE                    19987
Bank of America Corp.          COM              060505104      289     5753 SH       SOLE                     5753
Biogen Inc.                    COM              090597105      690     8160 SH       SOLE                     8160
Boeing Co.                     COM              097023105     1790    43190 SH       SOLE                    43190
CSG Systems Intl. Inc.         COM              126349109     4701   117900 SH       SOLE                   117900
Capital One Financial Corp.    COM              14040H105      723    15000 SH       SOLE                    15000
Carnival Corporation Cl A      COM              143658102     2686    56187 SH       SOLE                    56187
CenturyTel Inc.                COM              156700106      642    13544 SH       SOLE                    13544
Cigna                          COM              125509109      218     2700 SH       SOLE                     2700
Cisco Systems, Inc.            COM              17275R102     1460    13625 SH       SOLE                    13625
Citigroup                      COM              172967101     2694    48371 SH       SOLE                    48371
Colgate Palmolive Co.          COM              194162103      988    15200 SH       SOLE                    15200
Comdisco Inc.                  COM              200336105     2296    61650 SH       SOLE                    61650
Conseco, Inc.                  COM              208464107      901    50590 SH       SOLE                    50590
Countrywide Credit Inds. Inc.  COM              222372104      944    37400 SH       SOLE                    37400
EMC Corp./Mass                 COM              268648102     2474    22645 SH       SOLE                    22645
Enron Corp.                    COM              293561106     1504    33884 SH       SOLE                    33884
Exxon Mobil Corp.              COM              30231G102     1400    17384 SH       SOLE                    17384
F & M Natl Corp.               COM              302374103     1099    39861 SH       SOLE                    39861
Fannie Mae                     COM              313586109     1020    16333 SH       SOLE                    16333
Federated Dept. Stores         COM              31410H101      465     9200 SH       SOLE                     9200
Firstar Corporation            COM              33763V109      734    34741 SH       SOLE                    34741
FleetBoston Financial Corporat COM              339030108     1358    39001 SH       SOLE                    39001
Ford Motor Co.                 COM              345370100      244     4580 SH       SOLE                     4580
General Electric Co.           COM              369604103     5122    33100 SH       SOLE                    33100
Global Marine Inc.             COM              379352404      382    22950 SH       SOLE                    22950
Golden West Financial Corp.    COM              381317106      472    14100 SH       SOLE                    14100
Graco                          COM              384109104      298     8300 SH       SOLE                     8300
Hartford Finl. Services Group  COM              416515104      695    14680 SH       SOLE                    14680
Hewlett Packard Co.            COM              428236103      228     2000 SH       SOLE                     2000
Honeywell International Inc.   COM              438516106     1021    17696 SH       SOLE                    17696
Intel Corp.                    COM              458140100     3038    36911 SH       SOLE                    36911
Johnson & Johnson              COM              478160104     1759    18862 SH       SOLE                    18862
Lexmark Intl. Group Inc.       COM              529771107     1511    16700 SH       SOLE                    16700
MCI Worldcom Inc.              COM              55268B106     2099    39565 SH       SOLE                    39565
May Dept. Stores Co.           COM              577778103      414    12846 SH       SOLE                    12846
Medtronic Inc.                 COM              585055106     1866    51200 SH       SOLE                    51200
Merrill Lynch & Co. Inc.       COM              590188108      312     3750 SH       SOLE                     3750
Microsoft Corp.                COM              594918104     3490    29895 SH       SOLE                    29895
Motorola Inc.                  COM              620076109     1807    12270 SH       SOLE                    12270
Nokia Corp.                    COM              654902204     5350    28000 SH       SOLE                    28000
Northrop Grumman Corp.         COM              666807102      541    10000 SH       SOLE                    10000
Oracle Corp.                   COM              63889X105     4889    43627 SH       SOLE                    43627
Pepsico Inc.                   COM              713448108      992    28140 SH       SOLE                    28140
Phillips Petroleum Co.         COM              718507106     1213    25800 SH       SOLE                    25800
Procter & Gamble Co.           COM              742718109     1228    11210 SH       SOLE                    11210
Qualcomm, Inc.                 COM              747525103      352     2000 SH       SOLE                     2000
Raytheon Co. Class B           COM              755111408      234     8800 SH       SOLE                     8800
Reliance Group                 COM              759464100      117    17650 SH       SOLE                    17650
Ross Stores Inc.               COM              778296103      538    30000 SH       SOLE                    30000
Royal Dutch Petroleum Co.      COM              780257804      278     4596 SH       SOLE                     4596
Ryland Group                   COM              783764103     1019    44200 SH       SOLE                    44200
Schering Plough Corp.          COM              806605101     3985    94040 SH       SOLE                    94040
Schlumberger Ltd.              COM              806857108      603    10750 SH       SOLE                    10750
Schwab (Charles) Corp.         COM              808513105      323     8450 SH       SOLE                     8450
Smithkline Beecham PLC         COM              832378301      860    13408 SH       SOLE                    13408
Sun Microsystems Inc.          COM              866810104    11603   149840 SH       SOLE                   149840
SuperValue Stores              COM              868536103      200    10000 SH       SOLE                    10000
Symantec                       COM              871503108      440     7500 SH       SOLE                     7500
Tandy Corp.                    COM              875382103      216     4400 SH       SOLE                     4400
Texas Instruments Inc.         COM              882508104      425     4400 SH       SOLE                     4400
Textron Inc.                   COM              883203101      660     8600 SH       SOLE                     8600
Time Warner Inc.               COM              887315109     2607    36050 SH       SOLE                    36050
USX Marathon Group             COM              902905827      815    33000 SH       SOLE                    33000
United Technologies Corp.      COM              913017109      247     3800 SH       SOLE                     3800
VISX Inc.                      COM              92844S105      877    16955 SH       SOLE                    16955
Wachovia Corp.                 COM              929771103      302     4436 SH       SOLE                     4436
Wells Fargo & Co.              COM              949746101      760    18800 SH       SOLE                    18800